UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-00642

Deutsche International Fund, Inc.
 (Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
 (Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  08/31
Deutsche International Value Fund

Date of reporting period:  7/1/15-8/17/15

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-00642
Reporting Period: 07/01/2015 - 08/17/2015
Deutsche International Fund, Inc.

=================== F      Deutsche International Value Fund ===================

TATA MOTORS LTD.

Ticker:       500570         Security ID:  876568502
Meeting Date: AUG 13, 2015   Meeting Type: Annual
Record Date:  JUL 06, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Elect S. Borwankar as Director          For       For          Management
3     Approve Deloitte Haskins & Sells LLP    For       For          Management
      as Auditors and Authorize Board to Fix
      Their Remuneration
4     Approve Remuneration of Cost Auditors   For       For          Management
5     Authorize Issuance of Non-Convertible   For       For          Management
      Debentures

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Deutsche International Fund, Inc.

By (Signature and Title) /s/Brian E. Binder
Brian E. Binder, Chief Executive Officer and President

Date  9/28/15